Revenue (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue, remaining performance obligation	$ 723,100		$ 723,100		$ 574,300
Revenue, Remaining Performance Obligation, Percentage	20.70%		20.70%		18.70%
Contract assets	$ 2,500		$ 2,500		$ 0
Contract liability			67,200	$ 47,900	51,900	$ 30,700
Other revenue	30,778	$ 22,370	102,182	51,758	60,792	55,235
Deferred revenue	169,718		169,718		153,973
Contract with customer, liability, revenue recognized			67,200	47,900	51,900	30,700
Launch Revenue
Disaggregation of Revenue [Line Items]
Other revenue	9,424	13,242	20,943	17,523	22,631	33,017
Deferred revenue	75,643		75,643		65,403	40,200
Spacecraft Solutions Revenue
Disaggregation of Revenue [Line Items]
Other revenue	21,354	$ 9,128	81,239	$ 34,235	38,161	20,912
Deferred revenue	89,970		89,970		87,291	56,500
Gain Loss From Revenue Contracts					12,700	0
Other revenue
Disaggregation of Revenue [Line Items]
Other revenue					0	1,306
Deferred revenue	$ 4,105		$ 4,105		$ 1,279	$ 26,500